Provision for Credit Losses, Net of Increase in Guaranteed Recoverable Assets - Schedule of Provision for Credit Losses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	¥ (480,931,843)	¥ (105,216,440)	¥ (177,282,998)
Home equity loans [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	(430,655,939)	(45,146,640)	57,110,646
Corporate loans [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	(12,635,426)	5,869,429	(31,271,295)
Debt securities [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	4,146,550	(545,807)	6,209,195
Guarantee liabilities [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	(27,160,083)	147,228,939	(149,512,430)
Interest and financing service fee receivables [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	3,963,683	(85,233,977)	5,020,090
Other Assets [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	¥ (18,590,628)	¥ (127,388,384)	¥ (64,839,204)